Restricted Certificate of Deposit	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Restricted Certificate of Deposit

5. Restricted Certificate of Deposit

The Company is required to maintain a certificate of deposit (“CD”) issued by a municipality in Montana, in which certain of our drilling operations are located. This CD is pledged as collateral for a letter of credit issued by the Company’s bank to the municipality. The CD has a maturity date of March 8, 2017, and bears an interest rate of 0.25%. As this CD is expected to be renewed upon maturity and is not available for use in operations, it is classified as a noncurrent asset.

4. Restricted Certificates of Deposit

The Company is required to maintain certain certificates of deposit (“CDs”) by a municipality in which drilling operations are located. This CD is pledged as collateral for a letter of credit issued by the Company’s bank to the municipality. The CD has a maturity date of March 8, 2016, and bears an interest rate of 0.25%. As this CD is expected to be renewed upon maturity and is not available for use in operations, it is classified as a noncurrent asset.